Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japan Bank Borrowings USD ($)	Mar. 31, 2011 Japan Bank Borrowings JPY (¥)	Mar. 31, 2010 Japan Bank Borrowings JPY (¥)	Mar. 31, 2011 Japan Commercial Paper USD ($)	Mar. 31, 2011 Japan Commercial Paper JPY (¥)	Mar. 31, 2010 Japan Commercial Paper JPY (¥)	Mar. 31, 2010 Japan Medium-term Notes JPY (¥)	Mar. 31, 2011 Overseas Bank Borrowings USD ($)	Mar. 31, 2011 Overseas Bank Borrowings JPY (¥)	Mar. 31, 2010 Overseas Bank Borrowings JPY (¥)
Short-term Debt [Line Items]
Short-Term Debt	$ 5,756	¥ 478,633	¥ 573,565	$ 2,342	¥ 194,728	¥ 158,469	$ 2,174	¥ 180,798	¥ 282,781	¥ 19,550	$ 1,240	¥ 103,107	¥ 112,765
Weighted average rate	1.30%	1.30%	1.20%	1.30%	1.30%	1.60%	0.20%	0.20%	0.30%	1.70%	3.10%	3.10%	2.60%